Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	R$ 15,437	R$ 26,321
Non current, Taxes payable	30,822	28,140
ISS payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	948	996
Withholding taxes [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	1,086	1,320
PIS and COFINS payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	4,799	9,223
IRPJ and CSLL payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	6,503	10,881
Tax on value added - IVA (Paraguay/Bolivia) [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	649	3,254
Non current, Taxes payable	10,329	8,954
Other taxes payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	1,452	647
PIS and COFINS payable [Member]
Schedule of Taxes Payable [Line Items]
Non current, Taxes payable	11,114	10,405
IRPJ and CSLL payable [Member]
Schedule of Taxes Payable [Line Items]
Non current, Taxes payable	R$ 9,379	R$ 8,781